Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Sep. 30, 2022
Consolidated Balance Sheets
Ordinary Shares, par value	$ 0.00166667	$ 0.00166667
Ordinary Shares, shares authorized	100,000,000	100,000,000
Ordinary Shares, shares issued	35,750,000	35,750,000
Ordinary Shares, shares outstanding	35,750,000	35,750,000